Long-term Investments - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Long-term Investments
Impairment charges during the year	$ 126,820	$ 230,859	$ 23,557
Impairment charge	211,985	249,935	24,074
Unrealized gain on investments	204,675	176,682
Equity securities with readily determinable market value**	289,221	269,478
Other marketable securities
Long-term Investments
Unrealized gain on investments		513
Equity securities with readily determinable market value**	3,161	11,924
Equity Method
Long-term Investments
Impairment charges during the year	0	0	0
Unrealized gain on investments	204,700	176,200
Cost Method/Equity Securities Without Readily Determinable Fair Values
Long-term Investments
Impairment charges during the year	$ 126,820	230,859	$ 23,557
Cost Method/Equity Securities Without Readily Determinable Fair Values | Yixia Tech
Long-term Investments
Impairment charge		$ 214,700